Description Of Company And Significant Accounting Policies (Schedule Of Other Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Prepaid expenses	$ 53	$ 56
Value-added tax receivable	11	17
Other miscellaneous assets	29	30
Total other current assets	$ 93	$ 103